Expense Example {- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871